UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  028-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

 /s/         Michael Klarman     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $1,508,940 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105    34011   458800 SH       SOLE                   458800        0        0
AETNA INC NEW                  COM              00817y108    16283   420000 SH  CALL SOLE                   420000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    51251  1597100 SH       SOLE                  1597100        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    56160  1750000 SH  CALL SOLE                  1750000        0        0
CENTERPOINT ENERGY INC         COM              15189T107    35606  1722600 SH       SOLE                  1722600        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    10971   744300 SH       SOLE                   744300        0        0
COMCAST CORP NEW               CL A             20030N101    74349  2325600 SH       SOLE                  2325600        0        0
DIRECTV                        COM CL A         25490A101    64872  1328800 SH       SOLE                  1328800        0        0
DOLLAR GEN CORP NEW            COM              256677105   103140  1896300 SH       SOLE                  1896300        0        0
ELAN PLC                       ADR              284131208    11672   800000 SH       SOLE                   800000        0        0
ETFS PALLADIUM TR              SH BEN INT       26923A106    20088   350400 SH       SOLE                   350400        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    21256   149000 SH       SOLE                   149000        0        0
FORUM ENERGY TECHNOLOGIES IN   COM              34984V100     4233   215000 SH       SOLE                   215000        0        0
HOLOGIC INC                    COM              436440101    35809  1985000 SH       SOLE                  1985000        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204    10794  1050000 SH       SOLE                  1050000        0        0
INGERSOLL-RAND PLC             SHS              G47791101    35853   850000 SH       SOLE                   850000        0        0
INGREDION INC                  COM              457187102    49916  1008000 SH       SOLE                  1008000        0        0
INTERMUNE INC                  COM              45884X103    19383  1622000 SH       SOLE                  1622000        0        0
ISHARES TR                     RUSSELL 2000     464287655    95472  1200000 SH  PUT  SOLE                  1200000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    75928   863700 SH       SOLE                   863700        0        0
MOSAIC CO NEW                  COM              61945c103    22068   403000 SH       SOLE                   403000        0        0
NEWS CORP                      CL A             65248E104    93609  4199600 SH       SOLE                  4199600        0        0
NEWS CORP                      CL A             65248E104    10031   450000 SH  CALL SOLE                   450000        0        0
POTASH CORP SASK INC           COM              73755l107    21845   500000 SH       SOLE                   500000        0        0
QUALCOMM INC                   COM              747525103    39427   708100 SH       SOLE                   708100        0        0
QUALCOMM INC                   COM              747525103    24499   440000 SH  CALL SOLE                   440000        0        0
RENAISSANCERE HOLDINGS LTD     COM              G7496G103    12478   164167 SH       SOLE                   164167        0        0
SANOFI                         SPONSORED ADR    80105N105    21535   570000 SH       SOLE                   570000        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109     7110   831600 SH       SOLE                   831600        0        0
TEEKAY CORPORATION             COM              Y8564W103    73360  2505480 SH       SOLE                  2505480        0        0
TEEKAY TANKERS LTD             CL A             y8565n102     2870   629300 SH       SOLE                   629300        0        0
TYSON FOODS INC                CL A             902494103    21862  1161000 SH       SOLE                  1161000        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108    25464   800000 SH  CALL SOLE                   800000        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    32478   430000 SH  CALL SOLE                   430000        0        0
UNITEDHEALTH GROUP INC         COM              91324p102    16965   290000 SH  CALL SOLE                   290000        0        0
VIACOM INC NEW                 CL B             92553p201    37240   792000 SH  CALL SOLE                   792000        0        0
WELLPOINT INC                  COM              94973V107    30198   473400 SH       SOLE                   473400        0        0
WELLPOINT INC                  COM              94973V107    87393  1370000 SH  CALL SOLE                  1370000        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108   101461  1923800 SH       SOLE                  1923800        0        0